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April 22, 2003

Financial Investors Variable Insurance Trust

1625 Broadway, Suite 2200

Denver, Colorado 80202

May 1, 2002

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N. W.

Washington, DC  20549

Re: Financial Investors Variable Insurance Trust

File Nos.

811-10215

333-50832

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective April 30, 2003, does not differ materially from Post-Effective Amendment No. 3 filed on April 30, 2003, which was filed electronically.

Sincerely,

/s/ Traci A. Thelen

Traci A. Thelen

Secretary